Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 37,076	€ 34,019	€ 32,475
Derivatives liabilities current and non-current	436	845	963
Derivative assets current and non-current	(573)	(385)	(234)
Other comprehensive income components related to unmatured hedging instruments	(542)	(721)	(686)
Gross financial debt after derivatives	36,397	33,758	32,518
Assets included in the calculation of net financial debt	(10,931)	(8,317)	(8,675)
Net financial debt	25,466	25,441	23,843
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(123)	(553)	(695)
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(4,696)	(2,683)	(2,647)
IFRS Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,651)	(2,523)	(3,166)
IFRS Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,462)	(2,558)	(2,167)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	822	822	1,234
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,893	27,070	25,703
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,013	3,664	2,961
Debt relating to financed assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	125
Finance lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		584	571
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	261	82	21
NEU commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	158	1,116	1,358
IFRS Bank Overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	203	318	193
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 602	€ 363	€ 434